Other Financial Assets	12 Months Ended
Dec. 31, 2023
Disclosure of other financial assets [abstract]
Other Financial Assets

NOTE 9. OTHER FINANCIAL ASSETS
As of the indicated dates, the balances of “Other Financial Assets” were as follows:

	12.31.23	12.31.22
Receivables from Spot Sales of Foreign Currency Pending Settlement	11,631,346	3,598,798
Receivables from Spot Sales of Government Securities Pending Settlement	31,875,354	71,415,423
Sundry Debtors	68,945,190	58,019,662
Mutual Funds	49,245,412	32,881,801
Premiums from financial guarantee contracts	5,555,688	1,512,358
Interest accrued receivable	11,359,506	7,091,326
Fiduciary Participation Certificates	55,421	—
Balances from claims pending recovery	3,924	48,885
Minus: Allowances	(568,305)	(128,010)
Total	178,103,536	174,440,243
The credit rating quality analysis of Other Financial Assets as of December 31, 2023, was as follows:

	Debtors for Sale of Foreign Currency	Debtors for Cash sale of Government Securities to be Settled	Sundry Debtors	Mutual Funds	Premiums from financial guarantee contracts	Interest accrued receivable	Fiduciary participation certificates	Balances from claims pending recovery
Not yet due	11,631,346	31,875,354	68,908,835	49,245,412	5,555,688	11,359,506	55,421	3,924
Impaired/Uncollectible	—	—	36,355	—	—	—	—	—
Allowances	—	—	(568,305)	—	—	—	—	—
Total	11,631,346	31,875,354	68,376,885	49,245,412	5,555,688	11,359,506	55,421	3,924
The main factors considered by the Group to determine the impaired assets are their due date status and the possibility to realize the related collateral, if appropriate.
Related-party information is disclosed in Note 51.